Share-Based Incentive Compensation (table)	6 Months Ended
Jun. 30, 2014
Share-Based Incentive Compensation disclosure
Information for fully vested stock option awards [Table Text Block]

Stock Options	Number	Weighted Average Exercise Price	Weighted Average Contractual Life Remaining	Aggregate Intrinsic Value ($ in millions)
Vested at end of period (1)	7,967,953	$58.07	6.1 years	$287

Exercisable at end of period	5,137,812	$50.32	4.7 years	$225